Subordinated Loans - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 15, 2015	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Interest on subordinated loans		$ 192,000	$ 217,000	$ 398,000	$ 434,000	$ 863,000	$ 846,000
Junior Subordinated Debentures [Member] | Pathfinder Statutory Trust II [Member]
Debt Instrument [Line Items]
Ownership interest						100.00%
Subordinated loan face value						$ 5,000,000
Term of debt						30 years
Maturity date						Dec. 31, 2037
Call provision on trust securities						5 years
Interest on subordinated loans						$ 213,000	199,000
Junior Subordinated Debentures [Member] | 3-Month LIBOR [Member] | Pathfinder Statutory Trust II [Member]
Debt Instrument [Line Items]
Variable rate basis						3-month LIBOR
Debt instrument, term of variable rate						3 months
Basis spread on variable rate						1.65%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated loan face value	$ 10,000,000
Maturity date						Oct. 01, 2025
Interest on subordinated loans						$ 650,000	$ 647,000
Effective interest rate						6.44%
Subordinated loan interest rate						6.25%
Origination and legal fees	$ 172,000
Subordinated Debt [Member] | 3-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate						1.65%